Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Number of Options Outstanding	The total number of outstanding AB InBev options developed as follows:

Million options	2024	2023	2022
Options outstanding at 1 January	75.8	83.2	102.7
Options exercised during the year	-	(2.2)	(1.0)
Options forfeited during the year	(2.9)	(1.3)	(14.9)
Options lapsed during the year	(3.7)	(3.9)	(3.6)
Options outstanding at the end of December	69.2	75.8	83.2

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar	2024	2023	2022
Options outstanding at 1 January	79.46	76.04	64.77
Exercised during the year	-	29.96	16.11
Forfeited during the year	75.45	67.66	94.76
Lapsed during the year	102.10	96.27	88.10
Outstanding at the end of December	71.59	79.46	76.04
Exercisable at the end of December	93.25	108.11	102.19

AB inBev [member]
Statement [LineItems]
Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding AB InBev RSUs and PSUs developed as follows:

Million RSU and PSUs	2024	2023	2022
RSUs and PSUs outstanding at 1 January	29.0	28.7	20.9
RSUs and PSUs issued during the year	7.3	5.9	10.1
RSUs and PSUs vested during the year	(4.1)	(4.3)	(0.5)
RSUs and PSUs forfeited during the year	(1.1)	(1.3)	(1.8)
RSUs and PSUs outstanding at the end of December	31.2	29.0	28.7

Ambev [member]
Statement [LineItems]
Summary of Number of Options Outstanding
The total number of outstanding Ambev options developed as follows:

Million options	2024	2023	2022
Options outstanding at 1 January	88.0	99.8	113.8
Options forfeited during the year	(15.5)	(11.8)	(14.0)
Options outstanding at the end of December	72.5	88.0	99.8

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar	2024	2023	2022
Options outstanding at 1 January	3.89	3.72	3.57
Forfeited during the year	3.60	4.68	4.33
Outstanding at the end of December	2.95	3.89	3.72
Exercisable at the end of December	2.95	3.94	3.86

Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding Ambev RSUs and PSUs developed as follows:

Million RSUs and PSUs	2024	2023	2022
RSUs and PSUs outstanding at 1 January	120.0	109.8	63.8
RSUs and PSUs issued during the year	25.6	33.7	49.3
RSUs and PSUs vested during the year	(20.3)	(18.3)	(0.2)
RSUs and PSUs forfeited during the year	(4.9)	(5.2)	(3.1)
RSUs and PSUs outstanding at the end of December	120.4	120.0	109.8